Related Party and Party-in-Interest Transactions (Details) - EBP 026 - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by the Plan	$ 1,406	$ 1,761
Total investments, at fair value	$ 1,390,600	$ 1,488,012
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	759	840
Total investments, at fair value	$ 33,124	$ 41,050
Investment purchases	6,704	10,018
Investment sales	10,187	11,295
Dividend income	1,702	1,734
Realized loss on investments	$ 892	$ 55